Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,973,682,500.00
Previously Paid Amount	0.00
Total Fee Amount	1,101,165.56
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,101,165.56
Narrative - Max Aggregate Offering Price	$ 7,973,682,500.00
Final Prospectus	true